Portfolio of investments—January 31, 2022 (unaudited)

	Shares	Value
Common stocks: 96.61%
Argentina: 0.23%
MercadoLibre Incorporated (Consumer discretionary, Internet & direct marketing retail) †	11,216	$ 12,697,185
Brazil: 7.59%
Ambev SA ADR (Consumer staples, Beverages)	3,764,500	10,653,535
Americanas SA (Consumer discretionary, Internet & direct marketing retail)	17,594,549	105,068,291
Atacadao Distribuicao Comercio e Industria Limitada (Consumer staples, Food & staples retailing)	9,227,000	28,966,326
B3 Brasil Bolsa Balcao SA (Financials, Capital markets)	21,679,015	59,687,614
Banco Bradesco SA ADR (Financials, Banks)	5,432,979	23,307,480
Banco Inter SA (Financials, Banks)	905,400	4,429,727
BK Brasil Operacao e Assessoria a Restaurantes SA (Consumer discretionary, Hotels, restaurants & leisure) †	3,855,794	4,523,756
BRF Brazil Foods SA ADR (Consumer staples, Food products) †«	10,957,912	45,913,651
Companhia Brasileira de Aluminio (Materials, Metals & mining) †	3,412,600	11,143,761
Diagnosticos da America SA (Health care, Health care providers & services)	2,880,473	15,807,044
Hapvida Participacoes e Investimentos SA (Health care, Health care providers & services) 144A	19,117,335	45,578,325
Lojas Renner SA (Consumer discretionary, Multiline retail)	6,706,892	35,516,808
Magazine Luiza SA (Consumer discretionary, Multiline retail)	8,121,700	10,706,371
Multiplan Empreendimentos Imobiliarios SA (Real estate, Real estate management & development)	2,446,906	9,907,248
Raia Drogasil SA (Consumer staples, Food & staples retailing)	1,968,000	8,583,432
		419,793,369
Chile: 1.58%
Banco Santander Chile SA ADR (Financials, Banks)	1,190,492	23,905,079
S.A.C.I. Falabella (Consumer discretionary, Multiline retail)	17,793,830	63,333,124
		87,238,203
China: 28.23%
51job Incorporated ADR (Industrials, Professional services) †	917,541	46,244,066
Agora Incorporated ADR (Information technology, Software) †	624,765	7,141,064
Alibaba Group Holding Limited (Consumer discretionary, Internet & direct marketing retail) †	1,670,000	26,174,848
Alibaba Group Holding Limited ADR (Consumer discretionary, Internet & direct marketing retail) †	1,014,837	127,656,346
Bilibili Incorporated ADR (Communication services, Entertainment) †	2,721,012	96,024,513
China Life Insurance Company Limited Class H (Financials, Insurance)	23,043,190	40,507,576
China Literature Limited (Communication services, Media) 144A†	2,829,968	17,139,319
See accompanying notes to portfolio of investments

Allspring Emerging Markets Equity Fund  |  1

Portfolio of investments—January 31, 2022 (unaudited)

	Shares	Value
China: (continued)
China MeiDong Auto Holdings Limited (Consumer discretionary, Specialty retail)	12,373,400	$ 58,093,540
FinVolution Group ADR (Financials, Consumer finance)	4,401,985	17,387,841
Greentree Hospitality Group Limited (Consumer discretionary, Hotels, restaurants & leisure)	2,531,768	14,000,677
Hua Medicine Limited (Health care, Pharmaceuticals) 144A†	8,733,136	4,121,808
JD.com Incorporated Class A (Consumer discretionary, Internet & direct marketing retail) †	220,700	8,364,837
Koolearn Technology Holding Limited (Consumer discretionary, Diversified consumer services) 144A†«	4,412,215	2,374,202
Li Ning Company Limited (Consumer discretionary, Textiles, apparel & luxury goods)	13,904,707	135,682,119
Meituan Dianping (Consumer discretionary, Internet & direct marketing retail) †	5,337,600	159,243,789
New Oriental Education & Technology Group Incorporated ADR (Consumer discretionary, Diversified consumer services) †	6,781,890	9,698,103
Pinduoduo Incorporated ADR (Consumer discretionary, Internet & direct marketing retail) †	288,563	17,267,610
Shandong Weigao Group Medical Polymer Company Limited Class H (Health care, Health care equipment & supplies)	30,590,600	37,699,607
Tencent Holdings Limited (Communication services, Interactive media & services)	4,634,700	290,420,844
Tencent Music Entertainment ADR (Communication services, Entertainment) †	2,946,603	18,210,007
Tongdao Liepin Group (Communication services, Interactive media & services) †	1,636,260	3,966,284
Trip.com Group Limited ADR (Consumer discretionary, Internet & direct marketing retail) †	2,216,013	58,968,106
Tsingtao Brewery Company Limited Class H (Consumer staples, Beverages)	6,522,500	58,702,216
Uxin Limited ADR (Consumer discretionary, Internet & direct marketing retail) †	3,950,000	4,740,000
Uxin Limited ADR Class A (Consumer discretionary, Internet & direct marketing retail) ♦	23,979,831	9,591,932
Vipshop Holdings Limited ADR (Consumer discretionary, Internet & direct marketing retail) †	6,158,039	57,331,343
Want Want China Holdings Limited (Consumer staples, Food products)	76,125,800	74,688,284
Weibo Corporation ADR (Communication services, Interactive media & services) †	2,041,212	70,727,996
Xiaomi Corporation Class B (Information technology, Technology hardware, storage & peripherals) 144A†	27,921,900	59,232,638
Zepp Health Corporation ADR Class A (Information technology, Electronic equipment, instruments & components) †«	2,439,291	12,147,669
Zhou Hei Ya International Holding Company Limited (Consumer staples, Food products) 144A«	25,612,726	17,998,174
		1,561,547,358
Colombia: 0.32%
Bancolombia SA ADR (Financials, Banks)	499,100	17,757,978
Hong Kong: 4.48%
AIA Group Limited (Financials, Insurance)	11,077,500	115,646,997
See accompanying notes to portfolio of investments

2  |  Allspring Emerging Markets Equity Fund

Portfolio of investments—January 31, 2022 (unaudited)

	Shares	Value
Hong Kong: (continued)
Johnson Electric Holdings Limited (Consumer discretionary, Auto components)	4,183,050	$ 7,114,922
Sun Art Retail Group Limited (Consumer staples, Food & staples retailing) «	84,455,400	30,841,459
WH Group Limited (Consumer staples, Food products) 144A	140,938,195	94,289,018
		247,892,396
India: 11.37%
Axis Bank Limited (Financials, Banks) †	4,251,923	44,528,695
Bajaj Finance Limited (Financials, Consumer finance)	410,281	38,858,084
Bandhan Bank Limited (Financials, Banks) 144A	1,416,131	6,031,517
Bharti Airtel Limited (Communication services, Wireless telecommunication services) †	4,869,052	47,823,348
Bharti Airtel Limited (Partly Paid) (Communication services, Wireless telecommunication services) †	347,789	1,779,201
Dalmia Bharat Limited (Materials, Construction materials)	624,658	15,027,937
Fortis Healthcare Limited (Health care, Health care providers & services) †	5,634,970	20,570,845
HDFC Bank Limited (Financials, Banks)	2,200,000	44,244,396
HDFC Bank Limited ADR (Financials, Banks)	428,752	29,425,250
Housing Development Finance Corporation Limited (Financials, Thrifts & mortgage finance)	1,115,700	38,068,506
Indus Towers Limited (Communication services, Diversified telecommunication services)	1,373,851	4,677,938
ITC Limited (Consumer staples, Tobacco)	19,483,960	57,865,880
JM Financial Limited (Financials, Capital markets)	11,571,429	11,447,106
Kotak Mahindra Bank Limited (Financials, Banks)	1,117,262	28,004,107
Max Financial Services Limited (Financials, Insurance) †	925,389	11,832,609
Oberoi Realty Limited (Real estate, Real estate management & development) †	434,750	5,370,566
Reliance Industries Limited (Energy, Oil, gas & consumable fuels)	750,000	24,170,376
Reliance Industries Limited GDR (Energy, Oil, gas & consumable fuels) 144A	2,332,274	150,043,951
SBI Life Insurance Company Limited (Financials, Insurance) 144A	964,273	16,027,117
SH Kelkar & Company Limited (Materials, Chemicals)	1,244,001	2,689,486
Spandana Sphoorty Financial Limited (Financials, Consumer finance) †	440,254	2,007,397
Ultra Tech Cement Limited (Materials, Construction materials)	296,000	28,767,813
		629,262,125
Indonesia: 2.37%
PT Astra International Tbk (Consumer discretionary, Automobiles)	79,651,000	30,484,583
PT Bank Central Asia Tbk (Financials, Banks)	62,747,500	33,375,209
PT Link Net Tbk (Communication services, Diversified telecommunication services)	38,278,161	11,737,359
See accompanying notes to portfolio of investments

Allspring Emerging Markets Equity Fund  |  3

Portfolio of investments—January 31, 2022 (unaudited)

	Shares	Value
Indonesia: (continued)
PT Telekomunikasi Indonesia Persero Tbk (Communication services, Diversified telecommunication services)	49,000,000	$ 14,350,901
PT Telekomunikasi Indonesia Persero Tbk ADR (Communication services, Diversified telecommunication services)	1,387,471	41,249,513
		131,197,565
Luxembourg: 0.17%
InPost SA (Industrials, Industrial conglomerates) †	1,142,122	9,272,051
Mexico: 7.07%
America Movil SAB de CV ADR (Communication services, Wireless telecommunication services)	4,412,304	83,216,053
Becle SAB de CV ADR (Consumer staples, Beverages)	12,667,225	30,734,662
Cemex SAB de CV ADR (Materials, Construction materials) †	5,031,948	30,795,522
Fibra Uno Administracion SAB de CV (Real estate, Equity REITs)	68,940,122	70,851,783
Fomento Economico Mexicano SAB de CV ADR (Consumer staples, Beverages)	1,746,182	131,347,810
Grupo Financiero Banorte SAB de CV (Financials, Banks)	3,800,488	24,039,542
Walmart de Mexico SAB de CV (Consumer staples, Food & staples retailing)	5,972,900	20,260,026
		391,245,398
Nigeria: 0.11%
IHS Holding Limited (Communication services, Diversified telecommunication services) †	493,367	5,900,669
Peru: 0.13%
Compania de Minas Buenaventura SA ADR (Materials, Metals & mining) †	896,695	7,263,230
Philippines: 0.62%
Ayala Corporation (Industrials, Industrial conglomerates)	837,624	14,323,608
San Miguel Food & Beverage Incorporated (Consumer staples, Food products)	3,495,810	4,800,524
SM Investments Corporation (Industrials, Industrial conglomerates)	812,873	15,133,232
		34,257,364
Russia: 2.96%
Fix Price Group Limited GDR (Consumer discretionary, Specialty retail)	1,972,714	11,261,208
Headhunter Group plc ADR (Industrials, Professional services)	306,160	13,565,950
Lukoil PJSC ADR (Energy, Oil, gas & consumable fuels)	471,149	42,191,590
Magnit PJSC (Consumer staples, Food & staples retailing)	233,669	15,247,610
Ozon Holdings plc ADR (Consumer discretionary, Internet & direct marketing retail) †	84,713	1,751,018
See accompanying notes to portfolio of investments

4  |  Allspring Emerging Markets Equity Fund

Portfolio of investments—January 31, 2022 (unaudited)

	Shares	Value
Russia: (continued)
Sberbank PJSC ADR (Financials, Banks)	1,740,395	$ 24,414,218
Yandex NV Class A (Communication services, Interactive media & services) †	1,147,406	55,144,332
		163,575,926
South Africa: 2.49%
MTN Group Limited (Communication services, Wireless telecommunication services) †	4,118,543	51,794,478
Shoprite Holdings Limited (Consumer staples, Food & staples retailing)	3,331,500	45,520,385
Standard Bank Group Limited (Financials, Banks)	2,177,090	21,248,804
Tiger Brands Limited (Consumer staples, Food products)	1,631,933	19,458,969
		138,022,636
South Korea: 11.27%
KT Corporation ADR (Communication services, Diversified telecommunication services)	4,744,713	61,491,480
KT&G Corporation (Consumer staples, Tobacco)	332,091	21,451,696
LG Chem Limited (Materials, Chemicals)	52,109	27,933,567
Naver Corporation (Communication services, Interactive media & services)	279,500	73,827,290
Samsung Electronics Company Limited (Information technology, Technology hardware, storage & peripherals)	5,530,800	344,010,662
Samsung Life Insurance Company Limited (Financials, Insurance)	693,337	35,116,735
SK Hynix Incorporated (Information technology, Semiconductors & semiconductor equipment)	578,500	59,879,234
		623,710,664
Taiwan: 13.63%
104 Corporation (Industrials, Professional services)	1,655,000	10,727,731
Mediatek Incorporated (Information technology, Semiconductors & semiconductor equipment)	2,671,881	106,124,949
President Chain Store Corporation (Consumer staples, Food & staples retailing)	3,770,000	36,007,717
Taiwan Semiconductor Manufacturing Company Limited (Information technology, Semiconductors & semiconductor equipment)	8,305,224	192,033,277
Taiwan Semiconductor Manufacturing Company Limited ADR (Information technology, Semiconductors & semiconductor equipment)	2,371,552	290,823,422
Uni-President Enterprises Corporation (Consumer staples, Food products)	48,312,368	118,412,177
		754,129,273
Thailand: 1.92%
PTT Exploration & Production PCL (Energy, Oil, gas & consumable fuels)	1,933,139	7,587,216
PTT PCL (Energy, Oil, gas & consumable fuels)	21,559,000	25,350,523
Siam Commercial Bank PCL (Financials, Banks)	8,405,100	32,054,116
Thai Beverage PCL (Consumer staples, Beverages)	84,427,000	41,101,160
		106,093,015
See accompanying notes to portfolio of investments

Allspring Emerging Markets Equity Fund  |  5

Portfolio of investments—January 31, 2022 (unaudited)

	Shares	Value
Turkey: 0.07%
Avivasa Emeklilik Ve Hayat SA (Financials, Insurance)	1,901,979	$ 4,018,069
Total Common stocks (Cost $4,142,713,270)		5,344,874,474

	Interest rate	Maturity date	Principal
Convertible debentures: 0.00%
Brazil: 0.00%
Lupatech SA (Energy, Energy equipment & services) ♦†	6.50%	4-15-2049	$ 303,000	0
Total Convertible debentures (Cost $160,691)				0

		Yield	Shares
Short-term investments: 4.25%
Investment companies: 4.25%
Allspring Government Money Market Fund Select Class ♠∞		0.03	184,892,026	184,892,026
Securities Lending Cash Investments LLC ♠∩∞		0.07	50,044,640	50,044,640
Total Short-term investments (Cost $234,936,666)				234,936,666
Total investments in securities (Cost $4,377,810,627)	100.86%			5,579,811,140
Other assets and liabilities, net	(0.86)			(47,765,140)
Total net assets	100.00%			$5,532,046,000

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
GDR	Global depositary receipt
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

6  |  Allspring Emerging Markets Equity Fund

Portfolio of investments—January 31, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$342,869,585	$220,216,843	$(378,194,402)	$0	$0	$184,892,026	184,892,026	$9,908
Securities Lending Cash Investments LLC	46,289,014	190,917,794	(187,162,168)	0	0	50,044,640	50,044,640	8,719#
				$0	$0	$234,936,666		$18,627

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

Allspring Emerging Markets Equity Fund  |  7

Notes to portfolio of investments—January 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2022, such fair value pricing was used in pricing certain foreign securities.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from

8  |  Allspring Emerging Markets Equity Fund

Notes to portfolio of investments—January 31, 2022 (unaudited)

registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Emerging Markets Equity Fund  |  9

Notes to portfolio of investments—January 31, 2022 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Argentina	$12,697,185	$0	$0	$12,697,185
Brazil	419,793,369	0	0	419,793,369
Chile	87,238,203	0	0	87,238,203
China	565,633,433	995,913,925	0	1,561,547,358
Colombia	17,757,978	0	0	17,757,978
Hong Kong	0	247,892,396	0	247,892,396
India	31,204,451	598,057,674	0	629,262,125
Indonesia	52,986,872	78,210,693	0	131,197,565
Luxembourg	0	9,272,051	0	9,272,051
Mexico	391,245,398	0	0	391,245,398
Nigeria	5,900,669	0	0	5,900,669
Peru	7,263,230	0	0	7,263,230
Philippines	19,933,756	14,323,608	0	34,257,364
Russia	70,461,300	93,114,626	0	163,575,926
South Africa	64,979,354	73,043,282	0	138,022,636
South Korea	61,491,480	562,219,184	0	623,710,664
Taiwan	290,823,422	463,305,851	0	754,129,273
Thailand	0	106,093,015	0	106,093,015
Turkey	4,018,069	0	0	4,018,069
Convertible debentures	0	0	0	0
Short-term investments
Investment companies	234,936,666	0	0	234,936,666
Total assets	$2,338,364,835	$3,241,446,305	$0	$5,579,811,140
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended January 31, 2022, the Fund did not have any transfers into/out of Level 3.

10  |  Allspring Emerging Markets Equity Fund